CONDENSED CONSOLIDATED BALANCE SHEET (Parenthetical) ¥ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Statement of Financial Position [Abstract]
Variable Interest Entity, Consolidated, Liabilities, Current, No Recourse	$ 180,485	¥ 1,132,111	$ 137,964	¥ 897,630	¥ 660,446
Variable Interest Entity, Consolidated, Liabilities, Noncurrent, No Recourse	$ 4,740	¥ 29,737	$ 412	¥ 2,682	¥ 4,271
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.01		$ 0.01
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000
Common Stock, Shares, Issued	113,817,312	113,817,312	110,000,000	110,000,000	100,000,000
Common Stock, Shares, Outstanding	113,817,312	113,817,312	110,000,000	110,000,000	100,000,000